Cover	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-43046
Entity Registrant Name	Green Circle Decarbonize Technology Limited
Entity Central Index Key	0001926293
Entity Address, Address Line One	Unit 1809
Entity Address, Address Line Two	Prosperity Place
Entity Address, Address Line Three	6 Shing Yip St.
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK